WILLIAM BLAIR FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 1, 2022

Effective December 31, 2022, the information below replaces similar disclosure in the Prospectus under “William Blair Global Leaders Fund – Summary – Management.”

Portfolio Manager(s). Kenneth J. McAtamney, a Partner of the Adviser, and Hugo Scott-Gall, a Partner of the Adviser, co-manage the Fund. Mr. McAtamney has co-managed the Fund since 2008. Mr. Scott-Gall has co-managed the Fund since 2021.

Dated: November 25, 2022

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.